Taxation - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Balance at the beginning of the year	¥ (1,797,234)	¥ (1,325,529)	¥ (873,977)
Change of valuation allowance	(381,416)	(471,705)	(451,552)
Balance at the end of the year	¥ (2,178,650)	¥ (1,797,234)	¥ (1,325,529)